Financial Instruments - Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Probable [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ 112,310
Probable [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	196,975
Probable [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	58,032
Probable [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	10,554
Probable [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(36,462)
Probable [member] | Real estate credit certificates [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(5,185)
Probable [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	960,163
Probable [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,071,767)
25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,066,096)
25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	49,213
25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	14,508
25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,638
25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(9,115)
25% [member] | Real estate credit certificates [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,296)
25% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(979,591)
25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(142,453)
50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,005,541)
50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	97,334
50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	29,016
50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	5,277
50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(18,231)
50% [member] | Real estate credit certificates [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,593)
50% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,831,402)
50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(284,942)
-25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,316,426
-25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(49,214)
-25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(14,508)
-25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,638)
-25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	9,115
-25% [member] | Real estate credit certificates [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,296
-25% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,229,922
-25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	142,453
-50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,847,059
-50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(98,427)
-50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(29,016)
-50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(5,277)
-50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	18,231
-50% [member] | Real estate credit certificates [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,593
-50% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,674,013
-50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ 284,942